Derivatives - Notional contract amounts and fair values of derivatives designated as cash flow hedges by product held by HSBC (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	$ 2,223	$ 1,663
Fair value of hedging liabilities	4,069	2,771
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	548	607
Fair value of hedging liabilities	450	300
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	309	455
Fair value of hedging liabilities	1,182	740
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	1,914	1,208
Fair value of hedging liabilities	$ 2,887	$ 2,031